Policyholder liabilities and unallocated surplus (Tables)	12 Months Ended
Dec. 31, 2021
Policyholder liabilities and unallocated surplus
Movements in policyholder liabilities and unallocated surplus of with-profits funds

	With-	Shareholder-backed business		Total
	profits	Unit-linked	Other	continuing
	business	liabilities	business	operations
	$m	$m	$m	$m
At 1 Jan 2020	70,308	28,850	33,598	132,756
Comprising:
- Policyholder liabilities on the balance sheet
(excludes $269,549 million from discontinued US operations)	65,558	23,571	27,000	116,129
- Unallocated surplus of with-profits funds on the balance sheetnote (viii)	4,750	—	—	4,750
- Group’s share of policyholder liabilities relating to joint ventures and associatesnote (i)	—	5,279	6,598	11,877
Premiums:note (ii)
New business	1,338	1,851	2,063	5,252
In-force	8,393	2,358	4,757	15,508
	9,731	4,209	6,820	20,760
Surrendersnotes (ii)(iii)	(797)	(2,982)	(951)	(4,730)
Maturities/deaths/other claim events	(1,595)	(196)	(774)	(2,565)
Net flows	7,339	1,031	5,095	13,465
Shareholders’ transfers post-tax	(116)	—	—	(116)
Investment-related items and other movementsnotes (iv)(vii)	8,127	2,107	7,108	17,342
Foreign exchange translation differencesnote (v)	752	518	838	2,108
At 31 Dec 2020/1 Jan 2021	86,410	32,506	46,639	165,555
Comprising:
- Policyholder liabilities on the balance sheet
(excludes $296,513 million from discontinued US operations)	81,193	25,433	38,107	144,733
- Unallocated surplus of with-profits funds on the balance sheetnote (viii)	5,217	—	—	5,217
- Group's share of policyholder liabilities relating to joint ventures and associatesnote (i)	—	7,073	8,532	15,605
Premiums:note (ii)
New business	1,990	3,038	2,172	7,200
In-force	7,096	2,406	5,286	14,788
	9,086	5,444	7,458	21,988
Surrendersnotes (ii)(iii)	(844)	(3,326)	(734)	(4,904)
Maturities/deaths/other claim events	(2,116)	(215)	(1,123)	(3,454)
Net flows	6,126	1,903	5,601	13,630
Shareholders' transfers post tax	(134)	—	—	(134)
Investment-related items and other movementsnote (iv)	2,499	897	(3,505)	(109)
Foreign exchange translation differencesnote (v)	(899)	(550)	(239)	(1,688)
At 31 Dec 2021	94,002	34,756	48,496	177,254
Comprising:
- Policyholder liabilities on the balance sheet	88,618	25,651	37,646	151,915
- Unallocated surplus of with-profits funds on the balance sheetnote (viii)	5,384	—	—	5,384
- Group's share of policyholder liabilities relating to joint ventures and associatesnote(i)	—	9,105	10,850	19,955

Average policyholder liability balancesnote (vi)
2021	84,905	33,631	47,568	166,104
2020	73,375	30,678	40,119	144,172

Notes

(i)	The Group’s investments in joint ventures and associates are accounted for on an equity method and the Group’s share of the policyholder liabilities as shown above relate to the life business of CPL, India and the Takaful business in Malaysia.
(ii)	The analysis includes the impact of premiums, claims and investment movements on policyholders’ liabilities. The impact does not represent premiums, claims and investment movements as reported in the income statement. For example, premiums shown above exclude any deductions for fees/charges; claims (surrenders, maturities, deaths and other claim events) shown above represent the policyholder liabilities provision released rather than the claims amount paid to the policyholder. The analysis also includes net flows of the Group’s insurance joint ventures and associate.
(iii)	The rate of surrenders for shareholder-backed business (expressed as a percentage of opening policyholder liabilities) is 5.1 per cent in 2021 (2020: 6.3 per cent).
(iv)	Investment-related items and other movements in 2021 primarily represents the effect of higher interest rates on the discount rates applied in the measurement of the policyholder liabilities for other shareholder-backed business and unrealised losses on fixed income assets, partially offset by a higher level of investment return from equities mainly within with-profits and unit-linked funds.
(v)	Movements in the year have been translated at the average exchange rates for the year. The closing balance has been translated at the closing spot rates as at 31 December. Differences upon retranslation are included in foreign exchange translation differences.
(vi)	Average policyholder liabilities have been based on opening and closing balances, adjusted for any acquisitions, disposals and other relevant corporate transactions arising in the year, and exclude unallocated surplus of with-profits funds.
(vii)	The total movement on Africa policyholder liabilities in 2020 included within other business, apart from foreign exchange movements, was included within investment-related items and other movements.
(viii)

Unallocated surplus of with-profits funds represents the excess of assets over policyholder liabilities, determined in accordance with the Group's accounting policies, that have yet to be appropriated between policyholders and shareholders for the Group's with-profits funds in Hong Kong and Malaysia. In Hong Kong, the unallocated surplus includes the shareholders' share of expected future bonuses, with the expected policyholder share being included in policyholder liabilities. Any excess of assets over liabilities and amounts expected to be paid out by the fund on future bonuses is also included in the unallocated surplus.

Schedule of carrying value of policyholder liabilities and maturity profile of cash flows on a discounted basis

	31 Dec 2021 $m	31 Dec 2020 $m
Policyholder liabilities	151,915	144,733

Expected maturity:	31 Dec 2021%	31 Dec 2020%
0 to 5 years	20	20
5 to 10 years	18	19
10 to 15 years	15	15
15 to 20 years	12	12
20 to 25 years	10	10
Over 25 years	25	24

Summary of policyholder liabilities and unallocated surplus, by operating segment

	31 Dec 2021 $m	31 Dec 2020 $m
Hong Kong	79,363	73,338
Indonesia	4,257	4,617
Malaysia	8,660	8,756
Singapore	34,361	32,264
Growth markets and other	20,905	19,612
Total segment	147,546	138,587

Schedule of reconciliation of gross and reinsurers' share of policyholder liabilities

		Reinsurers'
	Gross	share of		Unallocated
	insurance	insurance	Investment	surplus of
	contract	contract	contract	with-profits
	liabilities	liabilities	liabilities	funds
	$m	$m	$m	$m
At 1 Jan 2020	(380,143)	13,856	(5,535)	(4,750)
Income and expense included in the income statementnote (i)
From continuing operations	(27,367)	5,885	135	(438)
From discontinued US operations	(27,667)	26,838	214	—
	(55,034)	32,723	349	(438)
Other movementsnote (ii)
From continuing operations	—	—	276	—
From discontinued US operations	—	—	489	—
	—	—	765	—
Foreign exchange translation differences	(1,610)	16	(38)	(29)
Balance at 31 Dec 2020/1 Jan 2021	(436,787)	46,595	(4,459)	(5,217)
Removal of discontinued US operations	293,325	(35,232)	3,188	—
Income and expense included in the income statementnotes (i)(iii)	(9,082)	(1,552)	189	(202)
Other movementsnote(ii)	—	—	(75)	—
Foreign exchange translation differences	1,789	(58)	(3)	35
At 31 Dec 2021	(150,755)	9,753	(1,160)	(5,384)

Notes

(i)	The total charge for benefits and claims from continuing operations shown in the income statement comprises the amounts shown as ‘income and expense included in the income statement’ in the table above together with claims paid of $(8,845) million in the year (2020: $(7,231) million) and claim amounts attributable to reinsurers of $581 million (2020: $428 million).
(ii)	Other movements include premiums received and claims paid on investment contracts without discretionary participating features, which are taken directly to the statement of financial position in accordance with IAS 39.
(iii)	The movement in the gross contract liabilities included the impact of a change in 2021 to allow for illiquidity premium in the calculation of the valuation interest rate (VIR) used to value long-term insurance liabilities in Thailand. The VIR, after allowing for the illiquidity premium, is more reflective of the product characteristics and the effect of the change was such that the accounting mismatch between the valuation of the assets and insurance liabilities is reduced. The change reduced policyholder liabilities of Thailand’s shareholder-backed business by $160 million at 31 December 2021 and is included within short-term fluctuations in investment returns in the Group’s supplementary analysis of profit. It also includes the impact of refinement to the run-off of the allowance for prudence within technical provisions to better reflect the current expectations of the run-off of insurance risk.
(iv)	The segmental analysis of the total charge for benefit and claims and movement in unallocated surplus, net of reinsurance in the income statement is shown below. The CPL segment is a joint venture accounted for using the equity method under IFRS, with the Group’s share of its results net of related tax presented in a single line within the Group’s profit before tax, and therefore not shown in the analysis of benefit and claims items below.

	2021 $m
					Growth
	Hong				markets	Total
	Kong	Indonesia	Malaysia	Singapore	and other	segment
Claims incurred, net of reinsurance	(1,687)	(1,184)	(1,015)	(3,037)	(1,590)	(8,513)
(Increase) decrease in policyholder liabilities, net of reinsurance	(6,088)	167	(260)	(2,856)	(1,159)	(10,196)
Movement in unallocated surplus of with-profits funds	(250)	—	48	—	—	(202)
Benefits and claims and movement in unallocated surplus, net of reinsurance	(8,025)	(1,017)	(1,227)	(5,893)	(2,749)	(18,911)

	2020 $m
					Growth
	Hong				markets	Total
	Kong	Indonesia	Malaysia	Singapore	and other	segment
Claims incurred, net of reinsurance	(1,735)	(942)	(867)	(2,334)	(1,199)	(7,077)
(Increase) decrease in policyholder liabilities, net of reinsurance	(14,168)	260	(773)	(4,284)	(2,108)	(21,073)
Movement in unallocated surplus of with-profits funds	(338)	—	(100)	—	—	(438)
Benefits and claims and movement in unallocated surplus, net of reinsurance	(16,241)	(682)	(1,740)	(6,618)	(3,307)	(28,588)

Schedule of segmental analysis of the total charge for benefit and claims and movement in unallocated surplus, net of reinsurance

	2021 $m
					Growth
	Hong				markets	Total
	Kong	Indonesia	Malaysia	Singapore	and other	segment
Claims incurred, net of reinsurance	(1,687)	(1,184)	(1,015)	(3,037)	(1,590)	(8,513)
(Increase) decrease in policyholder liabilities, net of reinsurance	(6,088)	167	(260)	(2,856)	(1,159)	(10,196)
Movement in unallocated surplus of with-profits funds	(250)	—	48	—	—	(202)
Benefits and claims and movement in unallocated surplus, net of reinsurance	(8,025)	(1,017)	(1,227)	(5,893)	(2,749)	(18,911)

	2020 $m
					Growth
	Hong				markets	Total
	Kong	Indonesia	Malaysia	Singapore	and other	segment
Claims incurred, net of reinsurance	(1,735)	(942)	(867)	(2,334)	(1,199)	(7,077)
(Increase) decrease in policyholder liabilities, net of reinsurance	(14,168)	260	(773)	(4,284)	(2,108)	(21,073)
Movement in unallocated surplus of with-profits funds	(338)	—	(100)	—	—	(438)
Benefits and claims and movement in unallocated surplus, net of reinsurance	(16,241)	(682)	(1,740)	(6,618)	(3,307)	(28,588)

Schedule of reinsurers' share of insurance contract liabilities

	31 Dec 2021 $m	31 Dec 2020 $m
			Discontinued US
	Group total	Asia and Africa	operations	Group total
Insurance contract liabilities	9,550	11,187	33,881	45,068
Claims outstanding	203	176	1,351	1,527
Total operations	9,753	11,363	35,232	46,595